Business Combinations - Pro Forma (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 1,149,670	$ 1,033,187
Net income	$ 2,589	$ 1,289